Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Twin Oak Active Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Active Opportunities ETF
Class Name	Twin Oak Active Opportunities ETF
Trading Symbol	TSPX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Twin Oak Active Opportunities ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TSPX. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TSPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Active Opportunities ETF	$19	0.35%
[1]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 253,365,517
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 423,719
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$253,365,517
Number of Holdings	3
Net Advisory Fee Paid	$423,719
Portfolio Turnover Rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top Holdings	(% of Net Assets)
Vanguard S&P 500 ETF	74.7%
iShares Ultra Short Duration Bond Active ETF	16.2%
JPMorgan Ultra-Short Income ETF	9.0%

Updated Prospectus Web Address	https://twinoaketfs.com/TSPX
Twin Oak Short Horizon Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Short Horizon Absolute Return ETF
Class Name	Twin Oak Short Horizon Absolute Return ETF
Trading Symbol	TOAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TOAK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Short Horizon Absolute Return ETF	$13	0.25%
[2]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 44,971,094
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 51,437
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$44,971,094
Number of Holdings	2
Net Advisory Fee Paid	$51,437
Portfolio Turnover Rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust Call Options	66.5%
SPDR S&P 500 ETF Trust Put Options	33.4%
Cash & Cash Equivalents	0.1%

Credit Breakdown[1]	(% of Net Assets)
AA	99.9%
Cash & Cash Equivalents	0.1%
[3]
Updated Prospectus Web Address	https://twinoaketfs.com/TOAK

[1]
*	Annualized

[2]
*	Annualized

[3]
1	The Fund’s portfolio is comprised of FLEX Options. The rating listed represents the counterparty rating for those positions as assigned by S&P Global.